DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Long-Term and Other Debt
The Company’s long-term and other debt as of December 31, 2020 and 2019 consisted of the following:

	As of December 31, 2020	As of December 31, 2019
Trilogy LLC 2022 Notes	$350,000	$350,000
New Zealand 2023 Senior Facilities Agreement	205,561	—
Trilogy International South Pacific LLC 2022 Notes	50,000	—
Bolivian Bond Debt	20,114	—
New Zealand EIP Receivables Financing Obligation	15,053	16,372
Bolivian 2023 Bank Loan	6,224	7,112
Bolivian 2022 Bank Loan	4,373	5,249
Bolivian Tower Transaction Financing Obligation	4,546	16,757
New Zealand 2021 Senior Facilities Agreement	—	154,887
Bolivian 2021 Syndicated Loan	—	10,015
Other	5,837	8,027

	661,708	568,419
Less: deferred financing costs	(6,668)	(5,189)
Less: unamortized discount	(3,284)	(2,064)

Total debt and financing lease liabilities	651,756	561,166
Less: current portion of debt and financing lease liabilities	(21,001)	(32,428)

Total long-term debt and financing lease liabilities	$630,755	$528,738

Schedule of Future Maturities of Long-term and Other debt, Excluding Unamortized Debt Discounts and Deferred Financing Costs
As of December 31, 2020, the future maturities of long-term and other debt, excluding deferred financing costs and unamortized debt discounts, consisted of the following:

Years Ending December 31,
2021	$21,001
2022	404,777
2023	209,938
2024	6,275
2025	6,137
Thereafter	13,580

Total	$661,708

Income and Withholding Tax Paid [Member]
Supplemental Cash Flow Disclosure	Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2020	2019	2018
Income and withholding tax paid	$16,019	$11,874	$15,217

Interest Paid [Member]
Supplemental Cash Flow Disclosure	Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2020	2019	2018
Interest paid, net of capitalized interest	$40,315	$42,623	$43,650